Fair Value Measurements - Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis (Detail) - Impaired Loans [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Level III [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 7,256	$ 6,539
Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	1,079	2,490
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	8,335	9,029
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Estimate	$ 8,335	$ 9,029
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	2 months	2 months
Discount rate	3.10%	3.10%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	29 years 6 months	28 years
Discount rate	8.30%	8.30%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Remaining term	55 months	62 months
Discount rate	4.30%	4.60%
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Liquidation expense	(10.00%)	(10.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(20.00%)	(20.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(25.00%)	(25.00%)
Fair Value, Measurements, Nonrecurring [Member] | Level III [Member] | Appraisal of Collateral [Member] | Weighted Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Appraisal adjustments	(26.00%)	(24.00%)